Average Annual Total Returns{- Fidelity Water Sustainability Fund} - 05.31 Megatrend Funds Combo Pro-04 - Fidelity Water Sustainability Fund	Fidelity Water Sustainability Fund Return Before Taxes Past 1 year	Fidelity Water Sustainability Fund Return Before Taxes Since Inception		Fidelity Water Sustainability Fund After Taxes on Distributions Past 1 year	Fidelity Water Sustainability Fund After Taxes on Distributions Since Inception		Fidelity Water Sustainability Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Water Sustainability Fund After Taxes on Distributions and Sales Since Inception		MS159 Past 1 year	MS159 Since Inception		SP222 Past 1 year	SP222 Since Inception
Total	28.52%	38.56%	[1]	27.95%	37.75%	[1]	17.05%	29.83%	[1]	18.90%	34.71%	[1]	32.28%	42.81%	[1]

[1]	(a)From April 16, 2020